Income Tax - Additional Information (Detail) - CAD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Deductible temporary differences for which no deferred tax asset is recognised			$ 225,903	$ 49,667
Unused tax credits for which no deferred tax asset recognised			$ 1,100	$ 0
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits			The Company’s unused tax losses and tax credits are subject to expiration in the years 2022 through 2041.
Federal income tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
Average effective tax rate	8.40%	8.80%	8.80%	9.40%	11.50%
Corporate income tax rate			8.00%	8.99%	11.50%